TRADE RECEIVABLES AND OTHER - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of trade and other receivables [line items]
Total factored assets		€ 639,000,000	€ 514,000,000
Factored assets derecognized		345,000,000	398,000,000
Debt due factor		0	€ 0
United States | Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $	$ 300,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $	$ 25,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity		255,000,000
France | Factoring Receivable, Recourse Line
Disclosure of trade and other receivables [line items]
Factoring maximum capacity		20,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity		€ 150,000,000